Financial instruments - Fair value - Level 3 instrument, New Zealand natural gas supply contract, narrative (Details) - Fair value of New Zealand gas supply contract derivative - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial assets	$ 8,713	$ 0
Level 3 of fair value hierarchy
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial assets	$ 8,700